Segment Reporting (Details Textual)	6 Months Ended
Jun. 30, 2020 Segments
Segment Reporting (Textual)
Operating segments, description	(a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.
Number of operating segments	3